Bonds Payable - Summary of Bonds Payable (Detail) $ in Millions	Dec. 31, 2020 TWD ($)
Disclosure Of Detailed Information About Bonds Payable [Abstract]
Unsecured domestic bonds	$ 20,000
Less: Discounts on bonds payable	(20)
Bonds payable	$ 19,980